MFS® BLENDED RESEARCH CORE EQUITY FUND	MFS® INTERNATIONAL NEW DISCOVERY FUND
MFS® MID CAP VALUE FUND	MFS® RESEARCH FUND
MFS® TOTAL RETURN FUND

Effective immediately, the sub-section entitled "Ownership of Fund Shares" in Appendix D entitled "Portfolio Manager(s)" for MFS International New Discovery Fund is hereby restated as follows:

The following table shows the dollar range of equity securities of MFS International New Discovery Fund beneficially owned by the Fund's portfolio manager(s) as of the Fund's fiscal year ended September 30, 2012. The following dollar ranges apply:

N. None

A. $1 – $10,000

B. $10,001 – $50,000

C. $50,001 – $100,000

D. $100,001 – $500,000

E. $500,001 – $1,000,000

F. Over $1,000,000

Fund	Portfolio Manager	Dollar Range of Equity Securities in the Fund
MFS International New Discovery Fund	David A. Antonelli	F
	Peter F. Fruzzetti	N
	Jose Luis Garcia	A
	Robert Lau	N

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